Shared-based Compensation (Schedule Of Allocation Of Stock-Based Compensation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 32,671	$ 38,998	$ 59,395
Discontinued operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	5,832	9,276	18,592
Selling, general and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	21,690	24,982	35,482
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	3,670	4,740	5,321
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 1,479	$ 0	$ 0